Loans payable (Disclosure of detailed information about Director loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ 333,153	$ 15,966
Director Loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	343,796	345,004
Net repayments	(104,248)	0
Unrealized foreign exchange	(18,194)	(1,208)
Principal ending balance	$ 257,742	$ 343,796